Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000141687
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,406		$ 10,426		$ 11,161		$ 11,765		$ 12,192		$ 12,849		$ 13,115		$ 13,104		$ 13,479		$ 12,772		$ 13,243	$ 13,108	$ 13,774	$ 14,531	$ 13,901	$ 13,901	$ 15,823	$ 16,967	$ 18,391	$ 19,828	$ 20,661	$ 20,202	$ 19,203	$ 17,881	$ 16,924	$ 17,591	$ 17,504	$ 17,930	$ 19,141	$ 19,314	$ 21,248	$ 22,114	$ 23,324	$ 24,149	$ 23,939	$ 24,261	$ 26,066	$ 27,395	$ 29,342	$ 30,679
C000141688
Account Value [Line Items]
Accumulated Value		10,000		10,407		10,418		11,154		11,739		12,167		12,814		13,070		13,049		13,424		12,705		13,164	13,028	13,672	14,428	13,790	13,778	15,670	16,799	18,194	19,601	20,407	19,950	18,939	17,625	16,673	17,324	17,221	17,631	18,806	18,978	20,860	21,691	22,876	23,666	23,453	23,743	25,487	26,787	28,661	29,938
C000141689
Account Value [Line Items]
Accumulated Value		10,000		10,409		10,409		11,126		11,712		12,120		12,769		13,004		12,982		13,347		12,629		13,072	12,925	13,567	14,299	13,664	13,640	15,502	16,602	17,967	19,355	20,144	19,678	18,665	17,359	16,414	17,048	16,933	17,326	18,465	18,622	20,459	21,255	22,401	23,156	22,934	23,207	24,902	26,146	27,958	29,204
C000244831
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,072		$ 573,003		$ 596,709		$ 629,674		$ 652,268		$ 646,973		$ 655,660		$ 704,759		$ 741,394		$ 793,956		$ 830,509
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value		10,000		10,396		10,464		11,193		11,623		11,960		12,750		12,964		13,044		13,526		12,775		13,110	12,902	13,458	14,379	13,537	13,482	15,170	16,164	17,338	18,796	19,470	19,143	18,618	17,642	16,712	17,338	17,467	17,781	18,877	19,049	20,805	21,531	22,857	23,585	23,491	24,023	25,955	27,268	28,908	30,702
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value		10,000		10,396		10,464		11,193		11,623		11,960		12,750		12,964		13,044		13,526		12,775		13,110	12,902	13,458	14,379	13,537	13,482	15,170	16,164	17,338	18,796	19,470	19,143	18,618	17,642	16,712	17,338	17,467	17,781	18,877	19,049	20,805	21,531	22,857	23,585	23,491	24,023	25,955	27,268	28,908	30,702
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,396		$ 10,464		$ 11,193		$ 11,623		$ 11,960		$ 12,750		$ 12,964		$ 13,044		$ 13,526		$ 12,775		$ 13,110	$ 12,902	$ 13,458	$ 14,379	$ 13,537	$ 13,482	$ 15,170	$ 16,164	$ 17,338	$ 18,796	$ 19,470	$ 19,143	$ 18,618	$ 17,642	$ 16,712	$ 17,338	$ 17,467	$ 17,781	$ 18,877	$ 19,049	$ 20,805	$ 21,531	$ 22,857	$ 23,585	$ 23,491	$ 24,023	$ 25,955	$ 27,268	$ 28,908	$ 30,702
S&P Target Date 2060 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,694		$ 568,698		$ 588,535		$ 624,786		$ 644,683		$ 642,117		$ 656,667		$ 709,454		$ 745,371		$ 790,176		$ 839,231